Exploration and evaluation assets and mining data (Tables)	12 Months Ended
Dec. 31, 2025
Exploration And Evaluation Assets And Mining Data [Abstract]
Schedule of Detailed Information About Property, Plant and Equipment
Lifezone’s property and equipment and right-of-use assets include building, transportation equipment, and office and computer equipment.

	Buildings	Transportation equipment	Office and computer equipment	Laboratory and testing equipment	Total Property and equipment	Right-of-use assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2024	677,277	199,503	1,082,065	4,721,595	6,680,440	2,164,799	8,845,239
Reclass	258,281	-	(258,281)	-	-	-	-
Additions	957,367	-	198,953	8,907	1,165,227	-	1,165,227
Disposals	(12,792)	(1,979)	-	(5,195)	(19,966)	-	(19,966)
Lease reassessments	-	-	-	-	-	225,761	225,761
Foreign exchange impact	-	-	(40,630)	(433,522)	(474,152)	(31,198)	(505,350)
As at December 31, 2024	1,880,133	197,524	982,107	4,291,785	7,351,549	2,359,362	9,710,911

Accumulated depreciation
As at January 1, 2024	(58,849)	(111,251)	(116,529)	(393,454)	(680,083)	(471,287)	(1,151,370)
Reclassification	(258,281)	-	258,281	-	-	-	-
Disposals	12,792	1,979	-	680	15,451	-	15,451
Charge	(54,541)	(37,055)	(488,010)	(919,547)	(1,499,153)	(650,139)	(2,149,292)
Foreign exchange impact	-	-	9,168	90,326	99,494	1,743	101,237
As at December 31, 2024	(358,879)	(146,327)	(337,090)	(1,221,995)	(2,064,291)	(1,119,683)	(3,183,974)

Cost
As at January 1, 2025	1,880,133	197,524	982,107	4,291,785	7,351,549	2,359,362	9,710,911
Additions	-	-	32,794	4,392	37,186	1,795,693	1,832,879
Disposals/reassessments	-	-	(22,437)	-	(22,437)	(737,042)	(759,479)
Foreign exchange impact	-	-	36,374	329,243	365,617	101,390	467,007
As at December 31, 2025	1,880,133	197,524	1,028,838	4,625,420	7,731,915	3,519,403	11,251,318

Accumulated depreciation
As at January 1, 2025	(358,879)	(146,327)	(337,090)	(1,221,995)	(2,064,291)	(1,119,683)	(3,183,974)
Charge[1]	(146,673)	(28,235)	(131,179)	(959,950)	(1,266,037)	(821,835)	(2,087,872)
Disposals/reassessments	-	-	18,355	-	18,355	618,135	636,490
Foreign exchange impact	-	-	(36,054)	(67,582)	(103,636)	(71,022)	(174,658)
As at December 31, 2025	(505,552)	(174,562)	(485,968)	(2,249,527)	(3,415,609)	(1,394,405)	(4,810,014)

Net book value:
As at December 31, 2024	1,521,254	51,197	645,017	3,069,790	5,287,258	1,239,679	6,526,937
As at December 31, 2025	1,374,581	22,962	542,870	2,375,893	4,316,306	2,124,998	6,441,304
[1]Depreciation charge includes $739,355 of deprecation that has been capitalized to Exploration and Evaluation asset during the year ended December 31, 2025 (2024:$758,781).

	Mining Data	Exploration and evaluation assets	Total
	$	$	$
Cost
As at January 1, 2024	12,746,135	57,064,468	69,810,603
Additions	-	47,766,920	47,766,920
As at December 31, 2024	12,746,135	104,831,388	117,577,523
Additions	-	23,409,073	23,409,073
As at December 31, 2025	12,746,135	128,240,461	140,986,596